UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:





This Amendment (Check only one.):
 [  ] is a restatement.


 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:



 Name: Bourne Stenstrom Capital Management, Inc.

 Address: 42 Main Street

 	Bedford Hills, NY  10507

 13F File Number:  28-05985


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Donald W. Bourne

Title: President

Phone: 914-666-2020

Signature,			 Place,			and Date of Signing:

Donald W. Bourne		Bedford Hills, New York		May 24, 2006

Report Type (Check only one.):



 [ X]        13F HOLDINGS REPORT.


 [  ]        13F NOTICE.


 [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $141,014


List of Other Included Managers:

No.  13F File Number	 Name



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FORM 13F INFORMATION TABLE


							Voting Authority

			Value	Shares/	Sh/	Invstmt
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Dscretn	Sole	None

Abbott Labs	COM	002824100	1276	30035	SH	Sole	30035
Adobe Systems Inc	COM	00724F101	13936	398730	SH	Sole	398730
			35	1000	SH	Other		1000
Aflac Inc	COM	001055102	834	18490	SH	Sole	18490
Alliance Bernstein	COM	01881g106	331	5000	SH	Sole	5000
Amgen Inc	COM	031162100	2856	39260	SH	Sole	39260
			36	500	SH	Other		500
Apollo Group	COM	037604105	1246	23728	SH	Sole	23728
			16	300	SH	Other		300
Automatic Data Prcs	COM	053015103	1316	28800	SH	Sole	28800
Biomet Inc	COM	090613100	190	5340	SH	Sole	5340
			36	1000	SH	Other		1000
Boston Scientific	COM	101137107	6784	294324	SH	Sole	294324
			12	500	SH	Other		500
Bristol Myers Squibb	COM	110122108	400	16240	SH	Sole	16240
British Petro Amoco	COM	055622104	221	3200	SH	Sole	3200
CVS Corp	COM	126650100	156	5220	SH	Sole	5220
			84	2800	SH	Other		2800
Caterpillar Tractor	COM	149123101	287	4000	SH	Sole	4000
Celgene Corp	COM	151020104	34205	773510	SH	Sole	773510
			380	8600	SH	Other		8600
Cendant Corp	COM	151313103	690	39775	SH	Sole	39775
Chico's Fas Inc.	COM	168615102	1401	34480	SH	Sole	34480
Cintas Corp	COM	172908105	422	9900	SH	Sole	9900
Cisco Systems	COM	17275r102	4457	205678	SH	Sole	205678
			69	3200	SH	Other		3200
Citigroup	COM	172967101	2002	42389	SH	Sole	42389
			47	1000	SH	Other		1000
Coach Inc.	COM	189754104	330	9530	SH	Sole	9530
Dell Inc.	COM	24702R101	2605	87519	SH	Sole	87519
			48	1600	SH	Other		1600
EBAY Inc.	COM	278642103	1645	42176	SH	Sole	42176
EMC Corp	COM	268648102	3496	256509	SH	Sole	256509
			27	2000	SH	Other		2000
Electronic Arts	COM	285512109	4201	76773	SH	Sole	76773
Eli Lilly & Co Inc	COM	532457108	485	8770	SH	Sole	8770
Exxon Mobil	COM	30231g102	1174	19291	SH	Sole	19291
First Data Corp	COM	319963104	2583	55178	SH	Sole	55178
Franklin Res Inc	COM	354613101	1377	14614	SH	Sole	14614
General Electric	COM	369604103	3507	100832	SH	Sole	100832
Guidant	COM	401698105	267	3424	SH	Sole	3424
Home Depot Inc	COM	437076102	1089	25749	SH	Sole	25749
Idexx Corp	COM	45168D104	6071	70295	SH	Sole	70295
Intel Corp	COM	458140100	1131	58099	SH	Sole	58099
Intl Business Mach	COM	459200101	336	4080	SH	Sole	4080
Johnson&Johnson	COM	478160104	2233	37702	SH	Sole	37702
			36	600	SH	Other		600
Lowes Companies 	COM	548661107	435	6750	SH	Sole	6750
Medtronic Inc	COM	585055106	1458	28720	SH	Sole	28720
			30	600	SH	Other		600
Merck Inc	COM	589331107	672	19083	SH	Sole	19083
Microchip Tech	COM	595017104	343	9458	SH	Sole	9458
Microsoft Corp	COM	594918104	10046	369219	SH	Sole	369219
			87	3200	SH	Other		3200
Paychex Inc	COM	704326107	5089	122147	SH	Sole	122147
Pepsico Inc	COM	713448108	1093	18912	SH	Sole	18912
Pfizer Corp	COM	717081103	1106	44399	SH	Sole	44399
Piedmont Ntl Gas	COM	720186105	190	7934	SH	Sole	7934
			96	4000	SH	Other		4000
Public Service Enterprise	COM	744573106	415	6473	SH	Sole	6473
Qualcomm Inc	COM	747525103	3146	62156	SH	Sole	62156
			101	2000	SH	Other		2000
St. Jude Medical Inc	COM		590	14400	SH	Sole	14400
Staples Inc	COM	855030102	290	11362	SH	Sole	11362
			46	1800	SH	Other		1800
Starbucks	COM	855244109	294	7800	SH	Sole	7800
Stryker Corp	COM	863667101	1031	23245	SH	Sole	23245
T.Rowe Price Group	COM	74144t108	1880	24035	SH	Sole	24035
Varian Medical Syst	COM	92220p105	701	12490	SH	Sole	12490
Wal-Mart Stores	COM	931142103	1386	29341	SH	Sole	29341
Walt Disney	COM	254687106	212	7618	SH	Sole	7618
Yahoo Inc.	COM	984332106	993	30792	SH	Sole	30792
Zimmer Holdings 	COM	98956P102	2501	37000	SH	Sole	37000
			122	1800	SH	Other		1800
Merrill Lynch 7.75%		589977206	296	11650	SH	Sole	11650
REPORT SUMMARY 	75	DATA RECORDS	141014		0
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